Significant Transactions (Details Narrative) $ in Millions					12 Months Ended			14 Months Ended
	Dec. 31, 2016 USD ($)	Nov. 15, 2015 USD ($)	Nov. 13, 2015 Integer	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
OneMain Holdings, Inc. [Member]
Business Acquisition [Line Items]
Cash consideration					$ 0	$ 3,902	$ 0
OneMain [Member]
Business Acquisition [Line Items]
Cash consideration	$ 4,455
Personal loans	$ 8,795				8,795			$ 8,795
Acquired finance receivables, not credit impaired		$ 81
Acquired finance receivables, gross contractual amount, not credit impaired		116
Acquired finance receivables, estimated uncollectible, not credit impaired		22
Acquisition related costs					$ 108			$ 170
Number of branches to be divested | Integer			127
Number of states where branches will be divested | Integer			11
OneMain [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Cash consideration				$ 4,478
Personal loans				$ 8,801
OneMain [Member] | OneMain Holdings, Inc. [Member]
Business Acquisition [Line Items]
Cash consideration		$ 45